Share Capital and Other Equity Instruments - Warrants - Additional Information (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Dec. 30, 2020 shares	Nov. 25, 2020 shares	Dec. 31, 2021 shares	Dec. 31, 2020 CAD ($) shares $ / shares	Feb. 15, 2022 $ / shares shares	Dec. 31, 2021 Warrant
Disclosure Of Classes Of Share Capital [Line Items]
Number or warrants outstanding			172,735	172,735		172,735
Number of warrants issued		7,894,734	7,894,734
Warrant Transaction
Disclosure Of Classes Of Share Capital [Line Items]
Range of exercise price | $ / shares					$ 15.21
Number of warrants cancelled					168,735
Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued				6,315,788
Range of exercise price | $ / shares				$ 0.001
Term of warrants				5 years
Amendment to Private Placement Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued		1,578,946
Pre-Funded Warrants | Private Placement
Disclosure Of Classes Of Share Capital [Line Items]
Number of warrants issued				557,894
Gross proceeds allocated | $				$ 2,623
Pre-Funded Warrants | Amendment to Private Placement Agreement
Disclosure Of Classes Of Share Capital [Line Items]
Common stock issued due to exercise of warrants	557,894